STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (540,037)	$ (301,261)
Adjustments to reconcile net loss to net cash used in operating activities:
Acquisition expense from related party	0	22,161
Other	0	(305)
Change in assets and liabilities:
Accounts receivable	0	82
Inventory	(81,725)	18,816
Prepaids and other current assets	(13,577)	0
Credit card payable	25,188	0
Net Cash Used in Operating Activities	(610,151)	(260,507)
Cash flows provided by (used in) investing activities:
Net cash provided by (used in) investing activities	0	0
Cash flows from financing activities:
Accrued interest payable - related party	3,173	0
Note payable - related party	540,000	195,050
Proceeds from sale of common stock	162,500	75,000
Net cash provided by financing activities	705,673	270,050
Net Change in Cash	95,522	9,543
Cash, beginning of the year	9,543	0
Cash, end of the year	105,065	9,543
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0
Income taxes paid	$ 0	$ 0